Statements of Changes in Net Assets Available for Plan Benefits - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Net appreciation in fair value of investments	$ 167,728,183	$ 149,474,849
Dividends and interest	6,449,736	6,222,519
Total investment income	174,177,919	155,697,368
Interest income on notes receivable from participants	402,462	354,674
Contributions:
Participant contributions	32,682,135	30,961,189
Employer contributions	29,404,455	24,253,465
Participant rollovers	8,776,555	7,494,458
Total contributions	70,863,145	62,709,112
Total additions	245,443,526	218,761,154
Deductions
Termination, withdrawal, and retirement payments directly to participants	130,851,428	174,173,403
Administrative expenses	235,952	213,934
Total deductions	131,087,380	174,387,337
Net increase before Plan transfer	114,356,146	44,373,817
Net transfer of assets into Plan (Note 9)	0	1,919,898
Net increase	114,356,146	46,293,715
Net assets available for plan benefits:
Beginning of year	994,352,018	948,058,303
End of year	$ 1,108,708,164	$ 994,352,018